Share-based payments - Fair value of options granted (Details) - EMI share option scheme	Jun. 30, 2022 GBP (£) $ / shares	Jun. 10, 2021 $ / shares	Dec. 31, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option of options granted | £	£ 0.52		£ 31.97
Average share price at date of grant | $ / shares	£ 5.38	$ 492.42
Expected volatility (%)	50.00%	50.00%
Vesting period in years	2 years 9 months	4 years
Risk-free interest rate (%)	1.25%	0.28%